Condensed Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net Loss	$ (6,867,799)	$ (4,515)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Depreciation & amortization
Warrant expense	6,584,280
Stock issued for services	15,924
Net change in operating assets and liabilities:
(Increase) in prepaid expenses	(13,000)
Increase in related party payable	(59,768)	2,515
(Decrease) Increase in accounts payable	(10,729)	2,000
Net Cash Used in Operating Activities	(351,092)
Cash Flows from Investing Activities
Cash Flows from Financing Activities
Sale of units	351,092
Cash Flows from Financing Activities	351,092
Net Change in Cash & Cash Equivalents
Beginning Cash & Cash Equivalents
Ending Cash & Cash Equivalents